Note 4. Long Term Debt and Interest Expense	6 Months Ended
Jun. 30, 2011
Debt Disclosure [Text Block]
(4)         Long Term Debt and Interest Expense

Long-term debt is as follows (in thousands):

	June 30, 2011	December 31, 2010
2019 Senior Notes	$275,000	$-
2012 Senior Notes	-	150,000
2018 Convertible Senior Notes, net of discount	163,088	-
2015 Convertible Senior Notes, net of discount	137,117	134,022
Revolver	-	-
Total long-term debt	$575,205	$284,022

2019 Senior Notes

In the first quarter of 2011, the Company issued $275.0 million of senior notes due on April 1, 2019 (the 2019 Senior Notes).  The 2019 Senior Notes are unsecured and accrue interest at 7.875% per annum.  Interest payments on the 2019 Senior Notes are required semi-annually.   The Company may redeem the 2019 Senior Notes, in whole or in part, at any time on or after April 1, 2015 at redemption prices ranging from 103.938% beginning April 1, 2015 to 100% beginning on April 1, 2017.  In addition, at any time prior to April 1, 2014, the Company may redeem up to 35% of the principal amount of the 2019 Senior Notes with the net cash proceeds of a public equity offering at a redemption price of 107.875%, plus accrued and unpaid interest to the redemption date.

The 2019 Senior Notes limit the Company’s ability, among other things, to pay cash dividends.  In addition, if a change of control occurs (as defined in the Indenture), each holder of the 2019 Senior Notes will have the right to require the Company to repurchase all or a part of the 2019 Senior Notes at a price equal to 101% of their principal amount, plus any accrued interest to the date of repurchase.

The Company incurred approximately $6.7 million of costs in connection with the issuance of the 2019 Senior Notes.  The costs, net of amortization, are included in other assets on the accompanying balance sheets.

2012 Senior Notes and Redemption of 2012 Senior Notes

In the second quarter of 2011, the Company redeemed all $150.0 million of its senior notes that were due on June 1, 2012 (the 2012 Senior Notes) at a redemption price of 100% of their face value.  The 2012 Senior Notes accrued interest at 9.375% per annum.  In connection with the redemption of the 2012 Senior Notes, the Company expensed $0.7 million of unamortized financing costs which are included in charges associated with repayment of debt on the accompanying statements of operations.

2015 Convertible Senior Notes

In 2009, the Company issued $172.5 million of 4.5% convertible senior notes due on December 1, 2015 (the 2015 Convertible Senior Notes).   The 2015 Convertible Senior Notes are shown net of a $35.4 million and a $38.5 million discount as of June 30, 2011 and December 31, 2010, respectively.  The discount on the 2015 Convertible Senior Notes relates to the $44.8 million of the proceeds that were allocated to the equity component of the 2015 Convertible Senior Notes at issuance, resulting in an effective interest rate of 10.2%.  The 2015 Convertible Senior Notes are unsecured and are convertible under certain circumstances and during certain periods at an initial conversion rate of 38.7913 shares of the Company’s common stock per $1,000 principal amount of the 2015 Convertible Senior Notes, representing an initial conversion price of approximately $25.78 per share of the Company’s stock.  Interest on the 2015 Convertible Senior Notes is paid semi-annually.

None of the 2015 Convertible Senior Notes are currently eligible for conversion.  The 2015 Convertible Senior Notes are convertible at the option of the holders (with the length of time the 2015 Convertible Senior Notes are convertible being dependent upon the conversion trigger) upon the occurrence of any of the following events:

•	At any time from September 1, 2015 until December 1, 2015;

•
If the closing sale price of the Company’s common stock for each of 20 or more trading days in a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter exceeds 130% of the conversion price of the 2015 Convertible Senior Notes in effect on the last trading day of the immediately preceding calendar quarter;

•
If the trading price of the 2015 Convertible Senior Notes for each trading day during any five consecutive business day period, as determined following a request of a holder of Notes, was equal to or less than 97% of the “Conversion Value” of the 2015 Convertible Senior Notes on such trading day; or

•	If the Company elects to make certain distributions to the holders of its common stock or engage in certain corporate transactions.

2018 Convertible Senior Notes

In the first quarter of 2011, the Company issued $230.0 million of 3.125% convertible senior notes due on March 15, 2018 (the 2018 Convertible Senior Notes).   The 2018 Convertible Senior Notes are shown net of a $66.9 million discount as of June 30, 2011.  The discount on the 2018 Convertible Senior Notes relates to the $68.7 million of the proceeds that were allocated to the equity component of the 2018 Convertible Senior Notes at issuance, resulting in an effective interest rate of 8.9%.  The equity component was recorded as an increase to shareholders’ equity, net of allocated issuance costs and deferred income taxes of $2.1 million and $26.0 million, respectively.  The 2018 Convertible Senior Notes are unsecured and are convertible under certain circumstances and during certain periods at an initial conversion rate of 32.7332 shares of the Company’s common stock per $1,000 principal amount of 2018 Convertible Senior Notes, representing an initial conversion price of approximately $30.55 per share of the Company’s stock.  Interest payments on the 2018 Convertible Senior Notes are required semi-annually.

None of the 2018 Convertible Senior Notes are currently eligible for conversion.  The 2018 Convertible Senior Notes are convertible at the option of the holders (with the length of time the 2018 Convertible Senior Notes are convertible being dependent upon the conversion trigger) upon the occurrence of any of the following events:

•	At any time from December 15, 2017 until March 15, 2018;

•
If the closing sale price of the Company’s common stock for each of 20 or more trading days in a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter exceeds 130% of the conversion price of the 2018 Convertible Senior Notes in effect on the last trading day of the immediately preceding calendar quarter;

•
If the trading price of the 2018 Convertible Senior Notes for each trading day during any five consecutive business day period, as determined following a request of a holder of 2018 Convertible Senior Notes, was equal to or less than 97% of the “Conversion Value” of the Notes on such trading day; or

•	If the Company elects to make certain distributions to the holders of its common stock or engage in certain corporate transactions.

The Company incurred approximately $7.1 million of costs in connection with the issuance of the 2018 Convertible Senior Notes issuance, including $2.1 million which was allocated to the equity portion of the transaction.   The costs allocated to the debt portion of the transaction, net of amortization, are included in other assets on the accompanying balance sheets.

Revolving Credit Agreement

In 2011, the Company entered into two agreements each of which amended and restated its existing Revolving Credit Agreement and resulted in an increase to the maximum availability under the Revolver to $100.0 million (as amended and restated the Revolving Credit Agreement is referred to as the Revolver).  The following is a summary of the significant terms of the Revolver.

Maturity	June 30, 2015
Interest Rate	Company’s option of Base Rate (a) plus 2.25% or LIBOR plus 3.25% per annum.
Maximum Availability	Lesser of $100.0 million or the borrowing base(b)
Periodic Principal Payments	None

(a)	Base rate is the higher of (1) the Federal Fund Rate plus 0.5%, (2) the prime rate and (3) a three month LIBOR rate plus a percentage as defined in the agreement.
(b)
The Revolver’s borrowing base is based on the sum of 90% of the Company’s eligible accounts receivable plus 65% of the eligible inventory (not to exceed $40.0 million) less reserves from time to time set by the administrative agent.  The eligible accounts receivable and inventories are further adjusted as specified in the Revolver and the eligible inventory currently excludes certain inventories of our subsidiaries in West Virginia.  The Company’s borrowing base can also be increased by 95% of any cash collateral that the Company maintains in a cash collateral account.

The Revolver provides that the Company can use the Revolver availability to issue letters of credit. The Revolver provides for a 3.5% fee on any outstanding letters of credit issued under the Revolver and a 0.5% fee on the unused portion of the Revolver. The Revolver requires certain mandatory prepayments from certain asset sales, incurrence of indebtedness and excess cash flow. The Revolver includes financial covenants that require the Company to maintain a minimum Fixed Charge Coverage Ratio and limit capital expenditures, each as defined by the agreement. The minimum Fixed Charge Coverage Ratio is only applicable if the sum of the Company’s unrestricted cash plus the availability under the Revolver falls below $35.0 million and would remain in effect until the sum of the Company’s unrestricted cash plus the availability under the Revolver exceeds $35.0 million for 90 consecutive days. The limit on capital expenditures is only applicable if the Company’s unrestricted cash plus the availability under the Revolver falls below $50.0 million for a period of 5 consecutive days and would remain in effect until the Company’s unrestricted cash plus the availability under the Revolver exceeds $50.0 million for 90 consecutive days.

As of June 30, 2011, the Company had used $63.6 million of the $88.6 million then available under the Revolver to secure outstanding letters of credits.   As of June 30, 2011, the Company had $21.0 million of cash in a restricted cash collateral account to ensure that the Company has adequate capacity under the Revolver to support its outstanding letters of credit.

The Company incurred approximately $1.8 million of costs in connection with the amendments and restatements to the Revolver in 2011.   The costs, net of amortization, are included in other assets on the accompanying balance sheets.

Interest Expense and Other

During the three and six months ended June 30, 2011, the Company paid approximately $10.9 million of interest.  The Company paid $11.1 million of interest during the three and six months ended June 30, 2010.

The Company was in compliance with all of the financial covenants under its outstanding debt instruments as of June 30, 2011.

The proceeds from the equity offering (note 5), the issuance of the 2019 Senior Notes and the issuance of the 2018 Convertible Senior Notes were used to fund the IRP Acquisition (note 2), repay the outstanding 2012 Senior Notes, and the remainder is available for general working capital purposes.